Provisions - Summary of changes in provision for unused credit commitments and financial guarantee contracts issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in provisions [Line Items]
Beginning balance	₩ 1,166,856
Others		₩ (8,198)
Ending balance	1,266,314	1,166,856
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	355,352	367,614
Transfer (from)to 12 months expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Transfer (from)to impaired financial asset	0	0
Provided		(9,549)
Reversed	19,132
Change in foreign exchange rate	(909)	5,485
Others	(157)
Ending balance	373,418	355,352
Unused credit commitments provision | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	150,573	164,147
Transfer (from)to 12 months expected credit loss	68,226	63,335
Transfer (from)to life time expected credit loss	(10,794)	(11,889)
Transfer (from)to impaired financial asset	(316)	(274)
Reversed	(30,016)	(66,373)
Change in foreign exchange rate	(2,068)	1,964
Others	(43)	(337)
Ending balance	175,562	150,573
Unused credit commitments provision | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	147,511	140,137
Transfer (from)to 12 months expected credit loss	(67,945)	(63,249)
Transfer (from)to life time expected credit loss	10,842	11,917
Transfer (from)to impaired financial asset	(1,274)	(939)
Provided	50,733	58,188
Change in foreign exchange rate	131	1,077
Others	0	380
Ending balance	139,998	147,511
Unused credit commitments provision | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	1,924	1,435
Transfer (from)to 12 months expected credit loss	(281)	(86)
Transfer (from)to life time expected credit loss	(48)	(28)
Transfer (from)to impaired financial asset	1,590	1,213
Reversed	(1,155)	(610)
Change in foreign exchange rate	0	0
Others	0
Ending balance	2,030	1,924
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	55,344
Ending balance	55,828	55,344
Financial guarantee contracts | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	48,607	54,550
Transfer (from)to 12 months expected credit loss	2,680	2,931
Transfer (from)to life time expected credit loss	(3,715)	(3,621)
Transfer (from)to impaired financial asset	0	0
Provided		(581)
Reversed	(972)
Change in foreign exchange rate	910	1,910
Others	603	(6,582)
Ending balance	48,113	48,607
Financial guarantee contracts | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	6,709	7,335
Transfer (from)to 12 months expected credit loss	(2,680)	(2,931)
Transfer (from)to life time expected credit loss	3,715	3,621
Transfer (from)to impaired financial asset	0	0
Provided		(178)
Reversed	537
Change in foreign exchange rate	118	534
Others	(712)	(1,672)
Ending balance	7,687	6,709
Financial guarantee contracts | Financial instruments credit-impaired
Changes in provisions [Line Items]
Beginning balance	28	10
Transfer (from)to 12 months expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Transfer (from)to impaired financial asset	0	0
Provided	5
Reversed		5
Change in foreign exchange rate	0	0
Others	(5)	13
Ending balance	28	28
Other provisions
Changes in provisions [Line Items]
Beginning balance	811,504	437,122
Provided	175,257	364,284
Provision used	(101,362)	(46,724)
Change in foreign exchange rate	1,671	(45)
Others	5,718	56,867
Business combination (Note 47)	108
Ending balance	892,896	811,504
Asset retirement
Changes in provisions [Line Items]
Beginning balance	82,123	65,659
Provided	27,474	8,185
Provision used	(25,228)	(3,793)
Change in foreign exchange rate	4	4
Others	7,090	12,068
Business combination (Note 47)	108
Ending balance	91,571	82,123
Litigation
Changes in provisions [Line Items]
Beginning balance	9,693	12,468
Provided	20,733	2,552
Provision used	(779)	(5,327)
Change in foreign exchange rate	0	0
Others	(409)	0
Ending balance	29,238	9,693
Guarantee
Changes in provisions [Line Items]
Beginning balance	26,578	21,956
Provided	(410)
Reversed		3,457
Provision used	0	0
Change in foreign exchange rate	1,352	1,265
Others	63	(100)
Ending balance	27,583	26,578
Other
Changes in provisions [Line Items]
Beginning balance	693,110	337,039
Provided	127,460	350,090
Provision used	(75,355)	(37,604)
Change in foreign exchange rate	315	(1,314)
Others	(1,026)	44,899
Ending balance	₩ 744,504	₩ 693,110